FAIR VALUE (Detail Narrative) - CAD ($)	Dec. 31, 2022	Sep. 15, 2022
FAIR VALUE
Additional earn	10.00%
Received on exercise	$ 3,000,000
Equity interest percentage	90.00%	100.00%